Leasing Arrangements	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Leasing Arrangements

Note 5
Leasing Arrangements
As Lessee

We lease certain facilities and equipment for use in our operations under both capital and operating leases. Total rent expense under operating leases amounted to $3.8 billion in 2017, $3.6 billion in 2016, and $3.2 billion in 2015.

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Property, plant and equipment are as follows:

	(dollars in millions)
At December 31,	2017	2016
Capital leases	$1,463	$1,277
Less accumulated amortization	(692)	(524)
Total	$771	$753

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2017, are as follows:

		(dollars in millions)
Years	Capital Leases	Operating Leases
2018	$413	$3,290
2019	268	3,046
2020	179	2,683
2021	87	2,301
2022	50	1,952
Thereafter	135	7,462
Total minimum rental commitments	1,132	$20,734
Less interest and executory costs	112
Present value of minimum lease payments	1,020
Less current installments	382
Long-term obligation at December 31, 2017	$638

Tower Monetization Transaction
During March 2015, we completed a transaction with American Tower pursuant to which American Tower acquired the exclusive rights to lease and operate approximately 11,300 of our wireless towers for an upfront payment of $5.0 billion. We have subleased capacity on the towers from American Tower for a minimum of 10 years at current market rates, with options to renew. Under this agreement, total rent payments amounted to $0.3 billion for both the years ended December 31, 2017 and 2016. We expect to make minimum future lease payments of approximately $2.1 billion. We continue to include the towers in Property, plant and equipment, net in our consolidated balance sheets and depreciate them accordingly. At December 31, 2017 and 2016, $0.4 billion and $0.5 billion of towers related to this transaction were included in Property, plant and equipment, net, respectively. See Note 2 for additional information.